Condensed Consolidated Balance (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	93,815,005	93,750,000
Common stock, shares outstanding	93,815,005	93,750,000